Net sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Sales [Line Items]
Revenue from sale of goods	$ 1,122,995,000	$ 1,223,942,000	$ 1,015,670,000
Revenue from rendering of services	24,001,000	29,697,000	28,782,000
Gold	411,926,000	511,434,000	440,603,000
Silver	369,167,000	409,775,000	385,989,000
Copper	274,761,000	268,527,000	2,390,840,000
Zinc	174,048,000	188,023,000	142,425,000
Lead	89,059,000	94,955,000	58,690,000
Manganese sulfate	6,655,000	6,317,000	5,982,000
Revenue from sale of goods before commercial deductions	1,325,616,000	1,479,097,000	1,258,338,000
Commercial deductions	(195,865,000)	(253,939,000)	(244,414,000)
Indium	0	66,000	0
Royalty income	20,385,000	20,739,000	24,339,000
Revenue from contracts with customers	1,174,137,000	1,275,594,000	1,067,045,000
America [member]
Disclosure Of Net Sales [Line Items]
Revenue from sale of goods	370,624,000	471,863,000	397,795,000
Revenue from rendering of services	289,000	14,794,000	0
Peru [Member]
Disclosure Of Net Sales [Line Items]
Revenue from sale of goods	537,816,000	551,243,000	396,733,000
Revenue from rendering of services	23,712,000	14,903,000	28,782,000
Royalty income	20,385	20,739	24,339
Europe [Member]
Disclosure Of Net Sales [Line Items]
Revenue from sale of goods	100,792,000	81,333,000	121,929,000
Asia [Member]
Disclosure Of Net Sales [Line Items]
Revenue from sale of goods	$ 120,519,000	$ 120,719,000	$ 97,467,000